Organization and Principal Activities	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

1. Organization and Principal Activities

Cheche Group Inc. (the “Company” or “Cheche Group”) was incorporated in the Cayman Islands in January 2023 as an exempted company with limited liability. The Company is a holding company and conducts its business mainly through its subsidiaries, variable interest entity Beijing Cheche Technology Co., Ltd. (“Beijing Cheche” or “VIE”) and subsidiaries of VIE (collectively referred to as the “Group”). Cheche Technology (Ningbo) Co., Ltd. (“Cheche Ningbo”) is wholly foreign-owned enterprise (the “WFOE”). The Group conducted its business in the People’s Republic of China (the “PRC” or “China”) through a series of contractual agreements entered into by the WFOE with the VIE based in China. The Group is primarily engaged in the operation of providing insurance transaction services, Software-as-a-Service (“SaaS”) and technical service and other services in China.

The following unaudited interim condensed consolidated financial information of the VIE after the elimination of inter-company transactions between the VIE and its subsidiaries as of December 31, 2025 and June 30, 2026 and for the six months ended June 30, 2025 and 2026 was included in the accompanying unaudited interim condensed consolidated financial statements of the Group as follows:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	54,927	68,824
Restricted cash	5,000	5,000
Short-term investment	226	226
Accounts receivable, net	821,560	529,868
Prepayments and other current assets	53,827	56,710
Amounts due from intra-Group companies	2,949	2,912
Total current assets	938,489	663,540
Non-current assets:
Property, equipment and leasehold improvement, net	777	854
Intangible assets, net	3,850	2,800
Right-of-use assets	6,453	5,016
Goodwill	84,609	84,609
Total non-current assets	95,689	93,279
TOTAL ASSETS	1,034,178	756,819
LIABILITIES
Current liabilities:
Accounts payable	622,496	354,982
Short-term borrowings	39,800	29,900
Contract liabilities	3	3
Salary and welfare benefits payable	64,127	59,610
Tax payable	12,099	13,589
Amounts due to related party	50,626	52,949
Accrued expenses and other current liabilities	13,028	14,610
Short-term lease liabilities	4,727	3,510
Amounts due to intra-Group companies	196,798	239,408
Total current liabilities	1,003,704	768,561
Non-current liabilities:
Deferred tax liabilities	963	700
Long-term lease liabilities	801	604
Deferred revenue	1,432	1,432
Amounts due to intra-Group companies	225,128	220,256
Total non-current liabilities	228,324	222,992
TOTAL LIABILITIES (without recourse to the primary beneficiary)	1,232,028	991,553

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

1. Organization and Principal Activities (Continued)

	For the six months ended
	June 30,
	2025	2026
	RMB	RMB
Net revenues
- earned from external parties	1,113,412	839,667
- earned from intra-Group companies	4,717	-
Total revenues	1,118,129	839,667
Cost of revenues and operating expenses
- arising from external parties transactions	(1,127,327)	(873,735)
- arising from intra-Group transactions	(19,607)	(10,153)
Total cost of revenues and operating expenses	(1,146,934)	(883,888)
Net loss	(30,244)	(39,756)

	For the six months ended
	June 30,
	2025	2026
	RMB	RMB
Cash flows from operating activities:
Net cash (used in)/generated from transactions with intra-Group companies	(60,601)	31,908
Net cash generated from/(used in) transactions with external parties	48,915	(7,890)
Net cash (used in)/generated from operating activities	(11,686)	24,018
Net cash generated from/(used in) transactions with external parties	3,060	(221)
Net cash generated from/(used in) investing activities	3,060	(221)
Net cash used in transactions with intra-Group companies	(3,457)	-
Net cash generated from/(used in) transactions with external parties	19,876	(9,900)
Net cash generated from/(used in) financing activities	16,419	(9,900)
Net increase in cash and cash equivalents	7,793	13,897

Liquidity

The Group has incurred recurring operating losses since its inception, including net loss of RMB25.6 million, and RMB44.1 million for the six months ended June 30, 2025 and 2026, respectively. Net cash used in operating activities were RMB8.6 million and RMB2.3 million for the six months ended June 30, 2025 and 2026 respectively. Accumulated deficit was RMB2,192.8 million and RMB2,236.9 million as of December 31, 2025 and June 30, 2026, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities and attract investors’ investments.

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. The Group had a positive working capital (defined as total current assets deducted by total current liabilities) of RMB213.7 million, also the Group had RMB131.7 million, in cash and cash equivalents, as well as the credit line of Bank of Beijing RMB20.0 million (due in June 2028), which has not been used as of June 30, 2026. Moreover, the Group can adjust the pace of its operation expansion and control the operating expenses of the Group. Based on the above considerations, the Group believes the cash and cash equivalents and the operating cash flows are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the date of the issuance of the unaudited interim condensed consolidated financial statements. The Group’s unaudited interim condensed consolidated financial statements have been prepared based on the Company continuing as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)